ESTIMATION OF FAIR VALUE - Measurements of fair value of liabilities on a recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 294,696,465	$ 269,661,180
Recurring fair value measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,033,592	2,371,927
Recurring fair value measurement [member] | Trading derivatives [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,011,934	2,154,361
Recurring fair value measurement [member] | Trading derivatives [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	672,690	1,546,577
Recurring fair value measurement [member] | Trading derivatives [member] | Bond forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	15,978	129,345
Recurring fair value measurement [member] | Trading derivatives [member] | Index futures | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		3,752
Recurring fair value measurement [member] | Trading derivatives [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	221,822	329,754
Recurring fair value measurement [member] | Trading derivatives [member] | Currency swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	52,455	60,846
Recurring fair value measurement [member] | Trading derivatives [member] | Currency Options [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	48,989	84,087
Recurring fair value measurement [member] | Hedging instruments [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	21,658	217,566
Recurring fair value measurement [member] | Hedging instruments [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	5,250	204,202
Recurring fair value measurement [member] | Hedging instruments [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	16,408	13,364
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,469	4,148
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading derivatives [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,469	4,148
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading derivatives [member] | Index futures | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		3,752
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Trading derivatives [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,469	396
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,031,123	2,367,779
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1,009,465	2,150,213
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	672,690	1,546,577
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Bond forward [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	15,978	129,345
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	219,353	329,358
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Currency swap contract [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	52,455	60,846
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading derivatives [member] | Currency Options [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	48,989	84,087
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Hedging instruments [member] | Derivatives [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	21,658	217,566
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Hedging instruments [member] | Currency forward [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	5,250	204,202
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Hedging instruments [member] | Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 16,408	$ 13,364